Expense Example {- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund K PRO-08 - Fidelity® Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund-Class K
Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810